Guarantees, commitments and risks - Expected payments for liabilities, trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt and derivatives
Guarantees, commitments and risks
Financial liabilities	€ 33,332	€ 32,748
Debt and derivatives | within 1 year
Guarantees, commitments and risks
Financial liabilities	7,003	8,948
Debt and derivatives | Later than one year and not later than two years
Guarantees, commitments and risks
Financial liabilities	2,137	2,338
Debt and derivatives | Later than two years and not later than three years
Guarantees, commitments and risks
Financial liabilities	3,985	1,760
Debt and derivatives | Later than three years and not later than four years
Guarantees, commitments and risks
Financial liabilities	2,541	3,177
Debt and derivatives | Later than four years and not later than five years
Guarantees, commitments and risks
Financial liabilities	3,143	2,209
Debt and derivatives | beyond 5 years
Guarantees, commitments and risks
Financial liabilities	14,523	14,316
Long-term debt and current portion of long-term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	23,695	21,920
Long-term debt and current portion of long-term debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	1,697	2,908
Long-term debt and current portion of long-term debt | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,518	1,704
Long-term debt and current portion of long-term debt | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	3,469	1,259
Long-term debt and current portion of long-term debt | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,049	2,743
Long-term debt and current portion of long-term debt | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,730	1,785
Long-term debt and current portion of long-term debt | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	12,232	11,521
Short term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	2,882	2,452
Short term debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	2,882	2,452
Long-term and current portion of long-term lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	4,984	5,622
Long-term and current portion of long-term lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	815	884
Long-term and current portion of long-term lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	593	632
Long-term and current portion of long-term lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	503	487
Long-term and current portion of long-term lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	442	434
Long-term and current portion of long-term lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	413	424
Long-term and current portion of long-term lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,218	2,761
Derivatives
Guarantees, commitments and risks
Derivative financial liabilities	1,771	2,754
Derivatives | within 1 year
Guarantees, commitments and risks
Derivative financial liabilities	1,609	2,704
Derivatives | Later than one year and not later than two years
Guarantees, commitments and risks
Derivative financial liabilities	26	2
Derivatives | Later than two years and not later than three years
Guarantees, commitments and risks
Derivative financial liabilities	13	14
Derivatives | Later than three years and not later than four years
Guarantees, commitments and risks
Derivative financial liabilities	50
Derivatives | beyond 5 years
Guarantees, commitments and risks
Derivative financial liabilities	73	34
Interest on finance debt and lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	5,218	6,037
Interest on finance debt and lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	797	935
Interest on finance debt and lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	725	754
Interest on finance debt and lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	680	616
Interest on finance debt and lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	579	575
Interest on finance debt and lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	525	475
Interest on finance debt and lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,912	2,682
Interest on finance debt
Guarantees, commitments and risks
Non-derivative financial liabilities	3,347	3,677
Interest on finance debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	502	594
Interest on finance debt | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	473	452
Interest on finance debt | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	461	353
Interest on finance debt | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	387	342
Interest on finance debt | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	360	269
Interest on finance debt | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,164	1,667
Interest on lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	1,871	2,360
Interest on lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	295	341
Interest on lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	252	302
Interest on lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	219	263
Interest on lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	192	233
Interest on lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	165	206
Interest on lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	748	1,015
Guarantees
Guarantees, commitments and risks
Non-derivative financial liabilities	1,072	926
Guarantees | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	€ 1,072	€ 926